Note 11 - Investment in Joint Venture and Other Investment (Details Textual) - USD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Euromar LLC, The Joint Venture [Member]
Number of Lenders	2
Amount of Debt, Percent, Restructuring Agreement	90.00%
Euromar LLC, The Joint Venture [Member]
Equity Method Investment, Other than Temporary Impairment	$ 14,000,000
Equity Method Investments		$ 1,105,381		$ 16,515,701
Equity Method Investments, Fair Value Disclosure		1,105,381
Investment Income, Dividend		1,024,715	$ 847,875
Equity Method Investments		1,105,381		$ 16,515,701
Investment Income, Dividend		$ 1,024,712	$ 847,875